AHA INVESTMENT FUNDS, INC.
                      190 South LaSalle Street, Suite 2800
                             Chicago, Illinois 60603
                                 (312) 444-6200

Dear Shareholder:

        Enclosed is a combined prospectus and proxy statement seeking your approval of the proposed combination of your AHA Investment Fund into a newly formed fund that is part of CNI Charter Funds ("CNI"). This combination is being proposed, among other reasons, to reduce the annual operating expenses of the AHA Investment Funds. CNI, a multi-fund complex, has significantly more assets under management than the AHA Investment Funds. By sharing certain operating expenses across a larger pool of assets, it is anticipated that the new CNI funds will experience lower expense ratios than the existing AHA Investment Funds. Additionally, we are pleased to note that the service providers to the AHA Investment Funds, in particular the transfer agent, will remain the same.

        A Special Meeting of Shareholders of the Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund, Balanced Fund, Diversified Equity Fund, and Socially Responsible Equity Fund series (the "Funds") of AHA Investment Funds, Inc. (the "Company") has been scheduled for September 28, 2005 (the "Special Meeting") to vote on whether to approve a proposal to reorganize the Funds into corresponding, newly formed series (the "New Funds") of CNI. The names of the New Funds will be very similar to the names of the Funds, as follows:

Current Fund                              New Fund
------------                              --------
Limited Maturity Fixed Income Fund        AHA Limited Maturity Fixed Income Fund
Full Maturity Fixed Income Fund           AHA Full Maturity Fixed Income Fund
Balanced Fund                             AHA Balanced Fund
Diversified Equity Fund                   AHA Diversified Equity Fund
Socially Responsible Equity Fund          AHA Socially Responsible Equity Fund

        CCM Advisors, LLC is the investment manager for both the Funds and the New Funds. The New Funds were created to facilitate the proposed transaction, and each New Fund has the same investment objective, policies and risks as the corresponding Fund. After the reorganization, the assets of each New Fund will be invested in the same manner and, with the exception of the AHA Limited Maturity Fixed Income Fund and the AHA Full Maturity Fixed Income Fund, by the same portfolio managers as the assets of the corresponding Fund.

        Assuming approval of the proposal to reorganize the Funds into the corresponding New Funds, shareholders of each Fund will receive a number of shares of the corresponding New Fund of the same class and equal in dollar value to the Fund shares that the shareholder owned at the time of the reorganization. The reorganization will not have any federal or state tax consequences for the Funds, the New Funds or their shareholders.

        The Funds and the New Funds will bear their respective costs of the proposed reorganization, including legal, accounting and transfer agent costs, meaning that these costs are ultimately borne by you, the shareholders of the Funds. Enclosed is a Combined Prospectus and Proxy Statement designed to give you more information about the proposed reorganization.

        The Board of Directors of the Company has concluded that reorganizing the Funds into the New Funds would serve the best interests of the Funds and their shareholders. The Board of Directors recommends that you vote FOR the proposed reorganization after carefully reviewing the enclosed materials.

        Your vote is important. Please take a moment now to sign and return your green proxy card in the enclosed postage paid return envelope. If we do not hear from you after a reasonable amount of time you may receive a telephone call from us, reminding you to vote your shares.


        Sincerely,

                      Timothy G. Solberg                  Savitri P. Pai
                      Secretary                           Chief Legal Officer

                               AHA SOLUTIONS, INC.
                         One North Franklin, Suite 3000
                             Chicago, Illinois 60606
                                 (800) 242-4677




August 24, 2005


[Name and address of
individual shareholder]


Dear Shareholder:

The American Hospital Association (AHA) and its subsidiary, AHA Solutions, Inc., are pleased to reaffirm our continued support of the AHA Investment Program. This program of investment consulting and portfolio management, for which the AHA Investment Funds serve as the primary investment vehicle, continues to serve the health care field. We, along with our partners in the AHA Investment Program, CCM Advisors LLC and City National Bank, continually strive to provide the broadest level of investment alternatives at a cost competitive price. With this Program, we see a strong foundation, which we believe will effectively serve our members' investment and asset allocation needs.

Thank you for ongoing support of AHA and the AHA Investment Program.

Sincerely,



Anthony J. Burke
President

                           AHA INVESTMENT FUNDS, INC.


                      NOTICE OF SPECIAL SHAREHOLDER MEETING
                        To Be Held on September 28, 2005

        A Special Meeting of Shareholders of the Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund, Balanced Fund, Diversified Equity Fund and Socially Responsible Equity Fund series (each a "Fund" and collectively the "Funds") of AHA Investment Funds, Inc. (the "Company") will be held on September 28, 2005, at 11:00 a.m. Central Time, at 190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603. The meeting will be held for the following purposes:

               1. Reorganization of the Funds. For the shareholders of each Fund to consider and vote on a proposed reorganization of that Fund into a corresponding newly organized series of CNI Charter Funds and the subsequent dissolution of the Company.

               2. Other Business. To consider and act upon such other business as may properly come before the meeting or any adjournments.

        The Board of Directors of the Company has unanimously approved the proposed reorganization. Please read the accompanying Combined Prospectus and Proxy Statement for a more complete discussion of the proposal.

        Shareholders of each Fund of record as of the close of business on July 18, 2005, are entitled to notice of, and to vote at, the special meeting or any adjournment thereof.

        You are invited to attend the special meeting. If you cannot do so, please complete and return in the enclosed postage paid return envelope the accompanying proxy, which is being solicited by the Board of Directors of the Company, as promptly as possible. This is important for the purpose of ensuring a quorum at the special meeting. You may revoke your proxy at any time before it is exercised by signing and submitting a revised proxy, by giving written notice of revocation to the Company at any time before the proxy is exercised, or by voting in person at the special meeting.

        By Order of the Board of Directors,

                                            Timothy G. Solberg
                                            Secretary


August 24, 2005

                           AHA INVESTMENT FUNDS, INC.

                     COMBINED PROSPECTUS AND PROXY STATEMENT

        The Board of Directors of AHA Investment Funds, Inc. (the "Company") is soliciting the enclosed proxies in connection with a special meeting (the "Meeting") of shareholders of the Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund, Balanced Fund, Diversified Equity Fund, and Socially Responsible Equity Fund series (each a "Fund" and collectively the "Funds") of the Company.

        The Meeting will be held on September 28, 2005 at 11:00 a.m. Central Time at 190 South LaSalle Street, Suite 2800, Chicago, Illinois, 60603. The Meeting is being called to consider the proposed reorganization of the Funds into corresponding, newly organized series (the "New Funds") of CNI Charter Funds ("CNI") and the subsequent dissolution of the Company, and to transact such other business as may properly come before the meeting or any adjournments thereof. Shareholders of record of each Fund as of July 18, 2005 will be entitled to vote at the Meeting.

        The Company and CNI are both open-end management investment companies (referred to generally as "mutual funds"). The Company's offices are located at 190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603. CNI's offices are located at 400 North Roxbury Drive, Beverly Hills, California 90210.


        This Combined Prospectus and Proxy Statement (the "Proxy Statement") is furnished to the shareholders of each Fund on behalf of the Board of Directors of the Company in connection with the solicitation of voting instructions for the Meeting. It is being mailed to shareholders of each Fund on or about August 24, 2005. The prospectus for the New Funds (the "Prospectus") accompanies and is incorporated into this Proxy Statement. This Proxy Statement and the Prospectus set forth concisely the information about the proposed reorganization that Fund shareholders should know before voting on the proposed reorganization. You should retain them for future reference.

        Additional information is set forth in the Statement of Additional Information dated August 24, 2005 relating to this Proxy Statement, which is also incorporated by reference into this Proxy Statement. The Statement of Additional Information is available upon request and without charge by calling 1-800-445-1341.


        The Company will furnish you, at your request and without charge, a copy of the most recent annual or semi-annual report for the Funds. You can request a copy by calling 1-800-445-1341 or by writing to the Company at the address above. As described herein, additional information about CNI has been filed with the Securities and Exchange Commission (the "Commission").

        The Securities and Exchange Commission has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Dated: August 24, 2005.

                                TABLE OF CONTENTS

                                                                            Page

SUMMARY OF PROXY STATEMENT.....................................................1

PROPOSED REORGANIZATION.......................................................18

VOTING AND MEETING PROCEDURES.................................................28

GENERAL INFORMATION...........................................................33

LEGAL MATTERS.................................................................33

FINANCIAL STATEMENTS..........................................................33

INFORMATION FILED WITH THE SECURITIES
AND EXCHANGE COMMISSION.......................................................33

                           SUMMARY OF PROXY STATEMENT

Proposed Reorganization

        The Board of Directors of the Company (the "Board") called the Meeting to allow shareholders to consider and vote on the proposed reorganization of the Funds into the corresponding New Funds. The Board met on March 22, 2005 and May 17, 2005 to discuss the proposal, and on May 17, 2005 the Board (including a majority of the independent directors, meaning those directors who are not "interested persons" of the Company as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")), approved the reorganization, subject to the approval of each Fund's shareholders. The Funds and their operational share classes, and the corresponding New Funds and share classes, are listed below:

Current Fund                              Proposed New Fund
------------                              -----------------

Limited Maturity Fixed Income Fund        AHA Limited Maturity Fixed Income Fund
(Class A and Class I)                     (Class A and Class I)

Full Maturity Fixed Income Fund           AHA Full Maturity Fixed Income Fund
(Class A and Class I)                     (Class A and Class I)

Balanced Fund                             AHA Balanced Fund
(Class I)                                 (Class I)

Diversified Equity Fund                   AHA Diversified Equity Fund
(Class A and Class I)                     (Class A and Class I)

Socially Responsible Equity Fund          AHA Socially Responsible Equity Fund
(Class I)                                 (Class I)


        There will be no material changes in the manner in which the New Funds are advised and operated in comparison to the Funds, except that the AHA Limited Maturity Fixed Income Fund and the AHA Full Maturity Fixed Income Fund will have different sub-advisors, as discussed in the Combined Prospectus and Proxy Statement. In addition, the Board has been advised by CCM Advisors, LLC (the "Investment Manager") and SEI Investments Global Funds Services (the "Administrator") that the expense ratios of the New Funds will be lower than the expense ratios of the Funds.

        The Investment Manager serves as the investment manager of the existing Funds and the New Funds. The Investment Manager is responsible for the evaluation, selection and monitoring of one or more sub-advisors for each Fund. The Investment Manager will have identical responsibilities with respect to the New Funds. The sub-advisors and their respective investment professionals who currently manage the investment portfolios of the Funds will, with the exception of the AHA Limited Maturity Fixed Income Fund and the AHA Full Maturity Fixed Income Fund, manage the investment portfolios of the New Funds.


        The Board believes that the proposed reorganization is in the best interests of each Fund and its shareholders, and that the interests of existing shareholders of the Funds will not be diluted as a result of the proposed reorganization. The New Funds will be able to share certain operating expenses (such as counsel, directors and insurance expenses) across the larger pool of assets of the various funds comprising CNI. These shared expenses will be allocated among the various CNI funds, including the New Funds, pro rata based on the net assets of each fund.

Accordingly, based upon information provided to the Board by the Investment Manager and the Administrator, the Board believes that over time the proposed reorganization will reduce the annual operating expenses currently paid by the Funds' shareholders. In addition, CNI may offer greater distribution capabilities for the New Funds, which may lead to a larger base for asset management. The reorganization will have no material federal income tax consequences to you, the Funds or the New Funds.


        The Funds and the New Funds will bear their respective costs of the proposed reorganization, including legal, accounting and transfer agent costs, meaning that these costs are ultimately borne by you, the shareholders of the Funds.

        Upon completion of the proposed reorganization, the Company will dissolve and will file with the Commission an application on Form N-8F for an order declaring that the Company has ceased to be an investment company.

Comparison of Investment Objectives and Policies

        The investment objective and policies of each New Fund are identical to those of the corresponding existing Fund. The Funds and the corresponding New Funds each seek to achieve their investment objectives by using the strategies set forth in the following table:

Existing Fund /                    Investment Objective and Strategy
New Fund                           ---------------------------------
--------

Limited Maturity Fixed Income      The Fund seeks to provide a high level of
Fund/AHA Limited Maturity Fixed    current income, consistent with the
Income Fund                        preservation of capital and liquidity.


                                   Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities either issued or guaranteed by the U.S. Government or its agencies or instrumentalities, money market instruments and non-convertible fixed income securities (i.e., bonds which cannot be converted into stock) of U.S. companies. The Fund invests in securities having one of the three highest ratings of either Moody's Investors Service or Standard & Poors Corporation (at least A). The fixed income securities in which the Fund invests may have fixed, variable or floating interest rates, as well as varying principal repayment and interest rate reset terms. Fixed income securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in which the Fund invests consist principally of mortgage-backed or asset-backed securities issued or guaranteed by the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Bank ("FHLB"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Government National Mortgage Association ("GNMA"), and the Federal Farm Credit Bank ("FFCB"). In certain cases, securities issued by government-sponsored agencies may not be guaranteed or insured by the U.S. Government.

Existing Fund /                    Investment Objective and Strategy
New Fund                           ---------------------------------
--------

                                   Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities with "limited maturity," or duration of less than five years. This investment strategy may be changed at any time, with 60 days' prior notice to shareholders. Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security. The dollar-weighted average duration of the Limited Maturity Fixed Income Fund was 1.33 years as of June 30, 2005. The Fund's sub-advisor actively manages the average duration of the portfolio and determines which securities to purchase or sell in accordance with its individual analysis of prevailing interest rates and yields, the quality and value of particular securities, and the comparative risks and returns of alternative investments. There is no limit on the maturities of individual securities.

Full Maturity Fixed Income         The Fund seeks to provide a high level of
Fund/AHA Full Maturity Fixed       current income, consistent with the
Income Fund                        preservation of capital.


                                   Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities either issued or guaranteed by the U.S. Government or its agencies or instrumentalities, money market instruments, non-convertible fixed income securities (i.e., bonds which cannot be converted into stock) of U.S. companies and U.S. dollar-denominated debt obligations issued by foreign governments and corporations. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities having one of the three highest ratings of either Moody's Investors Service or Standard & Poors Corporation (at least A). The Fund may also invest up to 20% of its total assets in securities with a minimum credit rating from Moody's or Standard & Poors of Baa or BBB, respectively, or which, if unrated, are determined by the Fund's sub-advisors to be of comparable quality. The fixed income securities in which the Fund invests may have fixed, variable or floating interest rates as well as varying principal repayment and interest rate reset terms.


                                   Fixed income securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in which the Fund invests consist principally of mortgage-backed or asset-backed securities issued or guaranteed by the FNMA, FHLB, FHLMC, GNMA and FFCB. In certain cases, securities issued by government-sponsored agencies may not be guaranteed or insured by the U.S. Government.

Existing Fund /                    Investment Objective and Strategy
New Fund                           ---------------------------------
--------

                                   Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities with "full duration," or duration ranging from that of the bonds included in the Lehman Brothers Government/Corporate Intermediate Return
                                   Index, which had an average duration of 3.65 years as of June 30, 2005, to that of the bonds included in the Lehman Brothers Aggregate Bond Index, which had an average duration of 4.16 years as of June 30, 2005. This investment strategy may be changed at any time, with 60 days' prior notice to shareholders. Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security. The dollar-weighted average duration of the Full Maturity Fixed Income Fund was 3.54 years as of June 30, 2005. The Fund's sub-advisors actively manage the average duration of the portfolio and determine which securities to purchase or sell in accordance with their individual analysis of prevailing interest rates and yields, the quality and value of particular securities, and the comparative risks and returns of alternative investments. The maturity of the securities held by the Fund is generally between five and eleven years.

Balanced Fund/AHA Balanced         The Fund seeks to provide a combination of
Fund                               growth of capital and income.


                                   Under normal circumstances, the Fund has a diversified portfolio consisting of common stocks of U.S. companies, sponsored U.S. dollar denominated American Depository Receipts of foreign corporations, and fixed income securities of U.S. and foreign companies. Under normal circumstances, up to 75% of the Fund's net assets will be invested in common stocks of large-capitalization companies (defined by Russell/Mellon, a company that provides portfolio performance services to institutional clients and calculates, distributes and services the Russell Indexes, as companies with market capitalizations of greater than $14 billion) that the Fund's sub-advisors believe offer long-term growth and/or income potential, and at least 25% of the Fund's net assets will be invested in fixed income securities, some of which may be convertible into common stocks. The Fund's fixed income investments will include securities either issued or guaranteed by the U.S. Government or its agencies or instrumentalities, consisting principally of the FNMA, FHLB, FHLMC, GNMA, and FFCB, debt securities of U.S. issuers and U.S. dollar-denominated debt obligations issued by foreign governments and corporations with minimum credit ratings from Moody's Investors Service or Standard & Poor's Corporation of Baa or BBB, respectively, and money market instruments. The fixed income securities in which the Fund invests may have fixed, variable or floating interest rates and varying principal repayment and interest rate reset terms. The Fund's sub-advisors pursue the Fund's goal in a way that seeks to reduce the magnitude and rapidity of short term movements in the net asset value of the Fund's shares.

Existing Fund /                    Investment Objective and Strategy
New Fund                           ---------------------------------
--------

                                   The Fund's sub-advisors actively manage the average duration of their respective portions of the fixed income portion of the Fund and determine which securities to purchase or sell in accordance with their individual analysis of prevailing interest rates any yields, the quality and value of particular securities, and the comparative risks and returns of alternative investments. There is no limit on the maturities of individual fixed income securities in which the Fund may invest. The equity portion of the Fund typically emphasizes securities that a sub-advisor believes have one or more of the following characteristics:

                                       o   a price significantly below the
                                           intrinsic value of the issuer;

                                       o   favorable prospects for earnings
                                           growth;

                                       o   above average return on equity and
                                           dividend yield; or

                                       o   sound overall financial condition of
                                           the issuer.

                                   There is no limit on the market
                                   capitalization of issuers of equity
                                   securities in which the Fund may invest. The
                                   Fund's equity sub-advisors may buy and sell securities in the Fund frequently, which may result in higher transaction costs and produce capital gains and losses. A sub-advisor may determine to sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for a security's purchase, or more attractive investment alternatives are identified.

Diversified Equity Fund/AHA        The Fund seeks to provide long-term capital
Diversified Equity Fund            growth.


                                   The Fund seeks to have a diversified
                                   portfolio consisting of common stocks. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, are invested in common stocks of large-capitalization U.S. companies (defined by Russell/Mellon, a company which provides portfolio performance services to institutional clients and calculates, distributes and services the Russell Indexes, as companies with market capitalizations of greater than $14 billion) that are diversified among various industries and market sectors.


                                   The Fund typically emphasizes equity
                                   securities that a sub-advisor believes have one or more of the following characteristics:

                                       o   a price significantly below the
                                           intrinsic value of the issuer;

                                       o   favorable prospects for earnings
                                           growth;

                                       o   above average return on equity and
                                           dividend yield; or

                                       o   sound overall financial condition of
                                           the issuer.

Existing Fund /                    Investment Objective and Strategy
New Fund                           ---------------------------------
--------


                                   The Fund may invest up to 20% of its assets in mid-capitalization companies (defined by Russell/Mellon as companies with market capitalizations of $1.8 billion to $14 billion). The Fund's sub-advisors may buy and sell securities in the Fund frequently, which may result in higher transaction costs and produce capital gains and losses. The Fund's sub-advisors may determine to sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for a security's purchase, or more attractive investment alternatives are identified. The Fund may invest substantially all of its assets in common stocks.


Socially Responsible Equity        The Fund seeks to provide long-term capital
Fund/AHA Socially Responsible      growth.
Equity Fund


                                   Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of U.S. issuers that meet certain socially responsible criteria. This investment strategy may be changed at any time, with 60 days' prior notice to shareholders. The Fund may invest up to 50% of its assets in securities of mid-cap companies (defined by Russell/Mellon, a company that provides portfolio performance services to institutional clients and calculates, distributes and services the Russell Indexes, as companies that have market capitalizations greater than $1.8 billion and less than $14 billion at the time of purchase).


                                   In selecting investments, the Fund's
                                   sub-advisor considers social criteria such as an issuer's community relations, corporate governance, diversity, employee relations, environmental impact and sustainability, human rights, and product safety. Using both quantitative and qualitative data, the Fund's sub-advisor also evaluates an issuer's involvement in specific revenue-generating activities to determine whether the issuer's involvement was meaningful or simply incidental with respect to that activity.

                                   The Fund's sub-advisor applies vigorous
                                   valuation screens that identify issuers for further in-depth fundamental analysis for potential inclusion in the Fund. The investment strategy typically will emphasize securities that the sub-advisor believes have one or more of the following characteristics:

                                       o   a price significantly below the
                                           intrinsic value of the issuer;

                                       o   below average price to sales and
                                           price to cash flow ratios; or

                                       o   sound overall financial condition of
                                           the issuer.

                                   The Fund's sub-advisor may determine to sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for a security's purchase, or more attractive investment alternatives are identified.

Existing Fund /                    Investment Objective and Strategy
New Fund                           ---------------------------------
--------

                                   The Fund does not invest in an issuer that derives more than 5% of its total revenue from tobacco, alcohol, gambling, abortion or weaponry (whether sold to consumers or the military), or that is involved in nuclear power. Because information on an issuer's involvement in these activities may not be publicly available, it is possible that the Fund's holdings may include an issuer that does not meet its criteria for socially responsible investing. When the Fund's sub-advisor discovers that a holding does not meet its criteria for socially responsible investing, the sub-advisor will divest that holding as soon as reasonably practicable.

Comparison of Investment Risks

        Investment in the New Funds will be subject to identical risks as investment in the corresponding existing Funds, as follows:


Existing Fund /                    Investment Risks
New Fund                           ----------------
--------

Limited Maturity Fixed Income      o   Market Risk of Fixed Income Securities -
Fund/AHA Limited Maturity              The prices of fixed income securities
Fixed Income Fund                      respond to economic developments,
                                       particularly interest rate changes, as
                                       well as to perceptions about the
                                       creditworthiness of individual issuers,
                                       including governments. Generally, fixed
                                       income securities will decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The average duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. The Fund is not a money market fund.

                                   o   Issuer Risk - Changes in the financial
                                       condition of issuers may adversely affect the value of the Fund's securities. Economic or political changes may adversely affect the ability of issuers to repay principal and to make interest payments on securities owned by the Fund.

                                   o   Government-Sponsored Entities Risk - The
                                       Fund invests in securities issued or
                                       guaranteed by government-sponsored
                                       entities consisting principally of the
                                       FNMA, FHLB, FHMLC, GNMA, and FFCB, which securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency. The FNMA guarantees full and timely payment of all interest and principal of its pass-through securities and the FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities, but such securities are not backed by the full faith and credit of the U.S. Government. Similarly, FHLB and FFCB securities are not backed by the U.S. Government. The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. To meet its obligations under a guarantee, GNMA is authorized to borrow from

Existing Fund /                    Investment Risks
New Fund                           ----------------
--------

                                       the U.S. Treasury with no limitations
                                       as to amount.

                                   o   Prepayment Risk - The principal of the
                                       loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.


                                   o   Extension Risk - Rising interest rates
                                       can cause the average maturity of the
                                       Fund's holdings to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

                                   o   Manager Risk - The performance of the
                                       Fund is dependent on the portfolio
                                       managers' skill in making appropriate
                                       investments. As a result, the Fund may
                                       under perform relative to the fixed
                                       income market or similar funds.


Full Maturity Fixed Income         o   Market Risk of Fixed Income Securities -
Fund/AHA Full Maturity Fixed           The prices of fixed income securities
Income Fund                            respond to economic developments,
                                       particularly interest rate changes, as
                                       well as to perceptions about the
                                       creditworthiness of individual issuers,
                                       including governments. Generally, fixed
                                       income securities will decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The average duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. The Fund is not a money market fund.

                                   o   Issuer Risk - Changes in the financial
                                       condition of issuers may adversely affect the value of the Fund's securities. Economic or political changes may adversely affect the ability of issuers to repay principal and to make interest payments on securities owned by the Fund.

                                   o   Government-Sponsored Entities Risk - The
                                       Fund invests in securities issued or
                                       guaranteed by government-sponsored
                                       entities consisting principally of the
                                       FNMA, FHLB, FHMLC, GNMA, and FFCB, which securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency. The FNMA guarantees full and timely payment of all interest and principal of its pass-through securities and the FHLMC guarantees timely payment of interest and ultimate

Existing Fund /                    Investment Risks
New Fund                           ----------------
--------

                                       collection of principal of its
                                       pass-through securities, but such
                                       securities are not backed by the full
                                       faith and credit of the U.S. Government.
                                       Similarly, FHLB and FFCB securities are
                                       not backed by the U.S. Government. The
                                       principal and interest on GNMA
                                       pass-through securities are guaranteed by
                                       GNMA and backed by the full faith and
                                       credit of the U.S. Government. To meet
                                       its obligations under a guarantee, GNMA
                                       is authorized to borrow from the U.S.
                                       Treasury with no limitations as to
                                       amount.

                                   o   Prepayment Risk - The principal of the
                                       loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.


                                   o   Extension Risk - Rising interest rates
                                       can cause the average maturity of the
                                       Fund's holdings to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.


                                   o   Manager Risk - The performance of the
                                       Fund is dependent on the portfolio
                                       managers' skill in making appropriate
                                       investments. As a result, the Fund may
                                       under perform relative to the fixed
                                       income market or similar funds.

                                   o   Foreign Securities -Foreign investments
                                       may be subject to risks that are not
                                       typically associated with investing in
                                       domestic securities. For example, such
                                       investments may be adversely affected by changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income. Foreign markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries.

Balanced Fund/AHA Balanced Fund    o   Market Risk of Common Stocks - By
                                       investing in common stocks, the Fund may be exposed to a sudden decline in a holding's share price or an overall decline in the stock market. In addition, as with any fund invested in stocks, the value of an investment in the Fund will fluctuate on a day-to-day and a cyclical basis with movements in the stock market.
                                       In addition, individual companies may
                                       report poor results or be negatively
                                       affected by industry wide

Existing Fund /                    Investment Risks
New Fund                           ----------------
--------

                                       and/or economic trends or developments.
                                       The rights of common stockholders in
                                       liquidation and dividends generally are
                                       subordinated (i.e., rank lower) than
                                       those of preferred stockholders,
                                       bondholders and other creditors of the
                                       issuer.

                                   o   Market Risk of Fixed Income Securities -
                                       The prices of fixed income securities
                                       respond to economic developments,
                                       particularly interest rate changes, as
                                       well as to perceptions about the
                                       creditworthiness of individual issuers,
                                       including governments. Generally, fixed
                                       income securities will decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The average duration of these securities affects risk as well, with longer term securities generally more volatile than shorter term securities. While fixed income securities rated Baa by Moody's Investors Service and BBB by Standard & Poor's Corporation are considered investment grade, a poor economy or other negative factors may weaken the ability of the issuer to repay its obligations. The Fund is not a money market fund.


                                   o   Medium Capitalization (Mid-Cap) Companies
                                       - The Fund invests from time to time in
                                       mid-cap companies. Investments in mid-cap companies may involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. In addition, the securities of mid-cap companies may have few market makers, wider spreads between their quoted bid and asked prices, and lower trading volume, resulting in greater price volatility and less liquidity than the securities of larger capitalized companies.


                                   o   Issuer Risk - Changes in the financial
                                       condition of issuers may adversely affect the value of the Fund's securities. Economic or political changes may adversely affect the ability of issuers to repay principal and to make interest payments on securities owned by the Fund.

                                   o   American Depository Receipt Risk - The
                                       Fund invests in U.S. dollar denominated
                                       American Depository Receipts of foreign
                                       companies ("ADRs") which are sponsored by the foreign issuers. ADRs are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities, and are subject to the risks of changes in currency or exchange rates (which affect the value of the issuer, even though ADRs are denominated in U.S. dollars) and the difficulty of assessing economic or political trends in foreign countries.

                                   o   Government-Sponsored Entities Risk - The
                                       Fund invests in securities issued or
                                       guaranteed by government-sponsored
                                       entities consisting principally of the
                                       FNMA, FHLB, FHMLC, GNMA, and FFCB, which securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency. The FNMA guarantees full and timely payment of all interest and principal of its pass-through securities and the FHLMC guarantees timely payment of interest and ultimate

Existing Fund /                    Investment Risks
New Fund                           ----------------
--------

                                       collection of principal of its
                                       pass-through securities, but such
                                       securities are not backed by the full
                                       faith and credit of the U.S. Government.
                                       Similarly, FHLB and FFCB securities are
                                       not backed by the U.S. Government. The
                                       principal and interest on GNMA
                                       pass-through securities are guaranteed by
                                       GNMA and backed by the full faith and
                                       credit of the U.S. Government. To meet
                                       its obligations under a guarantee, GNMA
                                       is authorized to borrow from the U.S.
                                       Treasury with no limitations as to
                                       amount.

                                   o   Prepayment Risk - The principal of the
                                       loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.


                                   o   Extension Risk - Rising interest rates
                                       can cause the average maturity of the
                                       Fund's holdings to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the Fund to rising rates and the potential for price declines of portfolio securities. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.


                                   o   Manager Risk - The performance of the
                                       Fund is dependent on the portfolio
                                       managers' skill in making appropriate
                                       investments. As a result, the Fund may
                                       under perform relative to the fixed
                                       income market or similar funds.

                                   o Foreign Securities - Foreign investments may be subject to risks that are not typically associated with investing in domestic securities. For example, such investments may be adversely affected by changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income. Foreign markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries.

                                   o Convertible Securities Risk - Convertible securities are convertible or exchangeable for common or preferred stock. Convertible securities are subject to the same risks as fixed income securities, including interest rate risk, credit risk and issuer risk.

Diversified Equity Fund/AHA        o   Market Risk of Common Stocks - By
Diversified Equity Fund                investing in common stocks, the Fund may
                                       be exposed to a sudden decline in a
                                       holding's share price or an overall
                                       decline in the stock market. In addition, as with any fund invested in stocks, the value of an investment in the

Existing Fund /                    Investment Risks
New Fund                           ----------------
--------

                                       Fund will fluctuate on a day-to-day and a cyclical basis with movements in the stock market. In addition, individual companies may report poor results or be negatively affected by industry wide and/or economic trends or developments. The rights of common stockholders in liquidation and dividends generally are subordinated (i.e., rank lower) than those of preferred stockholders, bondholders and other creditors of the issuer.

                                   o   Medium Capitalization (Mid-Cap) Companies
                                       - The Fund may invest up to 20% of its
                                       assets in mid-cap companies. Investments in mid-cap companies may involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. In addition, the securities of mid-cap companies may have few market makers, wider spreads between their quoted bid and asked prices, and lower trading volume, resulting in greater price volatility and less liquidity than the securities of larger capitalized companies.

                                   o   Manager Risk - The performance of the
                                       Fund is dependent on the portfolio
                                       managers' skill in making appropriate
                                       investments. As a result, the Fund may
                                       under perform relative to the fixed
                                       income market or similar funds.

                                   o   Issuer Risk - Changes in the financial
                                       condition of issuers may adversely affect the value of the Fund's securities. Economic or political changes may adversely affect the ability of issuers to repay principal and to make interest payments on securities owned by the Fund.

Socially Responsible Equity        o   Market Risk of Common Stocks - By
Fund/AHA Socially Responsible          investing in common stocks, the Fund may
Equity Fund                            be exposed to a sudden decline in a
                                       holding's share price or an overall
                                       decline in the stock market. In addition, as with any fund invested in stocks, the value of an investment in the Fund will fluctuate on a day-to-day and a cyclical basis with movements in the stock market.
                                       In addition, individual companies may
                                       report poor results or be negatively
                                       affected by industry wide and/or economic trends or developments. The rights of common stockholders in liquidation and dividends generally are subordinated
                                       (i.e., rank lower) than those of
                                       preferred stockholders, bondholders and
                                       other creditors of the issuer.

                                   o   Medium Capitalization (Mid-Cap) Companies
                                       - The Fund invests in mid-cap companies.
                                       Investments in mid-cap companies may
                                       involve greater risks than investments in larger, more established companies, such as limited product lines, markets and financial or managerial resources. In addition, the securities of mid-cap companies may have few market makers, wider spreads between their quoted bid and asked prices, and lower trading volume, resulting in greater price volatility and less liquidity than the securities of larger capitalized companies.

                                   o   Manager Risk - The performance of the
                                       Fund is dependent on the

Existing Fund /                    Investment Risks
New Fund                           ----------------
--------

                                       portfolio managers' skill in making
                                       appropriate investments. As a result, the Fund may under perform relative to the fixed income market or similar funds.

Comparison of Shareholder Rights

        The following discusses the material differences in the rights of shareholders of the Funds and the rights of shareholders of the New Funds.

        Governing Law. The Funds are separate series of the Company, which is organized as a Maryland corporation. The New Funds are separate series of CNI, which is organized as a Delaware statutory trust. The Company's operations are governed by its Articles of Incorporation, bylaws, and applicable Maryland law. CNI's operations are governed by its Declaration of Trust, By-Laws, and applicable Delaware law. The Company's Articles of Incorporation authorize the issuance of a certain number of shares, which may be increased or decreased by the Company's Board of Directors without shareholder approval, and the New Funds are authorized to issue an unlimited number of shares. Both the Company and CNI are registered open-end management investment companies with multiple portfolios, and are subject to the 1940 Act and to the rules and regulations of the Commission under the 1940 Act.

        Shareholder Liability. The Company is a Maryland corporation. Under Maryland law, a shareholder of a corporation generally has no personal liability for the acts or obligations of a corporation. Under Delaware law, shareholders of a statutory trust are generally afforded by statute the same limited liability as their corporate counterparts.

        Classes. Each of the Funds is a separate series of stock of the Company, while each of the New Funds is a separate series of shares of beneficial interest of CNI. Both the Funds and the New Funds may issue more than one class of shares. Currently, the Company has authorized separate classes (Class A, Institutional Servicing Class and Class I) for each of the Funds. Each Fund, other than the Balanced Fund and the Socially Responsible Equity Fund, currently has Class A shares and Class I shares outstanding. The Balanced Fund and the Socially Responsible Equity Fund only have Class I shares outstanding. CNI has authorized Class A and Class I shares of beneficial interest for each New Fund. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.

        Voting. On each matter submitted to a vote of the shareholders of CNI or the Company, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). Shares of each series or class generally vote together, except when required under federal securities laws or Maryland General Corporation Law to vote separately on matters that only affect a particular series, such as the amendment of a series' fundamental investment policies (as to which only the shares of that series vote), or a particular class, such as the approval of a distribution plan for a particular class (as to which only the shares of that class vote). Under the bylaws of the Company, a majority of the shares of a Fund constitutes a quorum to transact business at a shareholders' meeting, while under the Declaration of Trust of CNI, 33 1/3% of the shares of a New Fund constitutes a quorum, except in each case as otherwise required by the 1940 Act.

Comparison of Purchase and Redemption Procedures

        The New Funds will have substantially the same purchase and redemption procedures as the existing Funds. The Funds and the New Funds have different policies regarding the minimum initial investment necessary to open a new account and to make subsequent investments. Each Fund requires a minimum initial investment of $1,000 for Class A shares, and $100,000 for Class I shares. The minimum initial investment in the New Funds will remain at $1,000 for Class A shares, but will be increased to $1,000,000 for Class I shares.

        As is the case for the existing Funds, the distributor for the New Funds will not charge any fees or sales charges on investments or reinvestments in shares of the New Funds.

        Shareholders of each New Fund will be able to exchange their shares for shares of the same class of the other New Funds. Shareholders of each Fund currently are able to exchange their shares for shares of the same class of the other Funds.


        In determining the net asset value of shares, both the Funds and the New Funds may utilize fair value pricing. The circumstances when the Funds and the New Funds fair value price portfolio securities are identical. The Fund and the New Funds value securities at their fair value when reliable market quotations are not readily available or when the value of a security is materially affected by events occurring after the close of the primary market on which the security is traded. The Board of Trustees of the Trust reviews all fair value determinations for the New Funds, in the same manner as the Board does for the Funds.


Comparison of Fees and Expenses

        The types of fees and expenses of the New Funds will be the same as the Funds. The Investment Manager will receive an advisory fee from the New Fund for serving as its investment manager. The fee is determined as a percentage of average daily net assets and is accrued daily and paid monthly. The following chart shows the annual investment advisory fees paid by each New Fund to the Investment Manager:

               AHA Limited Maturity Fixed Income Fund            0.50%
               AHA Full Maturity Fixed Income Fund               0.50%
               AHA Balanced Fund                                 0.75%
               AHA Diversified Equity Fund                       0.75%
               AHA Socially Responsible Equity Fund              0.75%

        The Investment Manager has agreed to limit its fees or reimburse each New Fund for investment advisory fees and other expenses to the extent necessary to keep the New Fund's total annual operating expenses from exceeding a specified percentage of its average daily net assets, as indicated in the tables below. Except for the AHA Limited Maturity Fixed Income Fund, the AHA Diversified Equity Fund and the AHA Balanced Fund, which will have lower expense limits than the existing Funds, these expense limits are the same as the current expense limits for the Funds.

        The following tables show the estimated fees for each of the Funds for the year ended June 30, 2005 (as restated to reflect current fees) and for each New Fund based on estimates of the New Fund's fees for the fiscal year ending September 30, 2006 (including non-recurring expenses):

                                                     Fund              New Fund(1)
                                              -------------------- ---------------------
AHA Limited Maturity Fixed Income Fund

                                              Class A   Class I    Class A    Class I
                                               Shares    Shares     Shares     Shares
                                              --------- ---------- ---------- ----------

Annual Fund Operating Expenses
(expenses   that  are  deducted   from  Fund
assets)
---------------------------------------------
 Management Fee(2)..........................        0.50%     0.50%      0.50%      0.50%
 Distribution (12b-1) Fees..................        0.25%     None       0.25%      None
 Other Expenses.............................        0.25%     0.25%      0.26%      0.26%
                                                    -----     -----      -----      -----
 Total Annual Fund Operating Expenses(3) (4)        1.00%     0.75%      1.01%      0.76%


----------------------------
(1) The estimates of the New Fund's operating expenses have been prepared on a pro forma basis after giving effect to the proposed reorganization.
(2) The Management Fee is an annual fee, payable out of the fund's net assets.
(3) The Investment Manager has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep the Class A and Class I Total Annual Fund Operating Expenses at or below 1.25% and 1.00%, respectively. Any fee reductions or reimbursements may be repaid to the Investment Manager within 3 years after they occur if such repayments can be achieved within the Existing Fund's expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.
(4) The Investment Manager has contractually agreed to limit its fees or reimburse the New Fund for expenses to the extent necessary to keep the Class A and Class I Total Annual Fund Operating Expenses for the current fiscal year at or below 1.00% and 0.75%, respectively. Any fee reductions or reimbursements may be repaid to the Investment Manager within 3 years after they occur if such repayments can be achieved within the expense limit agreed to by the Investment Manager for the New Fund in effect at the time such expenses were incurred and if certain other conditions are satisfied.

                                                     Fund              New Fund(1)
                                              -------------------- ---------------------
AHA Full Maturity Fixed Income Fund

                                              Class A   Class I    Class A    Class I
                                               Shares    Shares     Shares     Shares
                                              --------- ---------- ---------- ----------

Annual Fund Operating Expenses
(expenses   that  are  deducted   from  Fund
assets)
---------------------------------------------

 Management Fee(2)..........................        0.50%     0.50%      0.50%      0.50%
 Distribution (12b-1) Fees..................        0.25%     None       0.25%      None
 Other Expenses.............................        0.30%     0.30%      0.26%      0.26%
                                                    -----     -----      -----      -----
 Total Annual Fund Operating Expenses(3) ...        1.05%     0.80%      1.01%      0.76%


----------------------------
(1) The estimates of the New Fund's operating expenses have been prepared on a pro forma basis after giving effect to the proposed reorganization.
(2) The Management Fee is an annual fee, payable out of the fund's net assets.
(3) The Investment Manager has contractually agreed to limit its fees or reimburse the Fund and the New Fund for expenses to the extent necessary to keep the Class A and Class I Total Annual Fund Operating Expenses for the current fiscal year at or below 1.25% and 1.00%, respectively. Any fee reductions or reimbursements may be repaid to the Investment Manager within 3 years after they occur if such repayments can be achieved within the expense limit agreed to by the Investment Manager for the Existing Fund or the New Fund, as applicable, in effect at the time such expenses were incurred and if certain other conditions are satisfied.


AHA Balanced Fund
(Class I Shares)                                   Fund        New Fund(1)
                                              --------------- ---------------

Annual Fund Operating Expenses
(expenses   that  are  deducted   from  Fund
assets)
---------------------------------------------
 Management Fee(2)..........................        0.75%           0.75%
 Distribution (12b-1) Fees..................        None            None
 Other Expenses.............................        0.25%           0.25%
                                                    -----           -----
 Total Annual Fund  Operating
   Expenses(3)(4)...........................        1.00%           1.00%


----------------------------
(1) The estimates of the New Fund's operating expenses have been prepared on a pro forma basis after giving effect to the proposed reorganization.
(2) The Management Fee is an annual fee, payable out of the fund's net assets.
(3) The Investment Manager has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep the Class I Total Annual Fund Operating Expenses at or below 1.50%. Any fee reductions or reimbursements may be repaid to the Investment Manager within 3 years after they occur if such repayments can be achieved within the Fund's expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.
(4) The Investment Manager has contractually agreed to limit its fees or reimburse the New Fund for expenses to the extent necessary to keep the Class I Total Annual Fund Operating Expenses at or below 1.00%. Any fee reductions or reimbursements may be repaid to the Investment Manager within 3 years after they occur if such repayments can be achieved within the expense limit agreed to by the Investment Manager for the New Fund in effect at the time such expenses were incurred and if certain other conditions are satisfied.

                                                     Fund              New Fund(1)
                                              -------------------- ---------------------
AHA Diversified Equity Fund

                                              Class A    Class I    Class A   Class I
                                               Shares     Shares     Shares    Shares
                                              ---------- ---------- --------- ----------

Annual Fund Operating Expenses
(expenses   that  are  deducted   from  Fund
assets)
---------------------------------------------
 Management Fee(2)..........................        0.75%      0.75%      0.75%     0.75%
 Distribution (12b-1) Fees..................        0.25%      None       0.25%     None
 Other Expenses.............................        0.26%      0.26%      0.26%     0.26%
                                                    -----      -----      -----     -----
 Total Annual Fund Operating
   Expenses(3)(4)...........................        1.26%      1.01%      1.26%     1.01%


----------------------------
(1) The estimates of the New Fund's operating expenses have been prepared on a pro forma basis after giving effect to the proposed reorganization.
(2) The Management Fee is an annual fee, payable out of the fund's net assets.
(3) The Investment Manager has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep the Class A and Class I Total Annual Fund Operating Expenses at or below 1.50% and 1.25%, respectively. Any fee reductions or reimbursements may be repaid to the Investment Manager within 3 years after they occur if such repayments can be achieved within the Fund's expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.
(4) For a one year period beginning on September 30, 2005, the Investment Manager has contractually agreed to limit its fees or reimburse the New Fund for expenses to the extent necessary to keep the Class A and Class I Total Annual Fund Operating Expenses for the current fiscal year at or below

    1.26% and 1.01%, respectively. Any fee reductions or reimbursements may be repaid to the Investment Manager within 3 years after they occur if such repayments can be achieved within the expense limit agreed to by the Investment Manager for the New Fund in effect at the time such expenses were incurred and if certain other conditions are satisfied.


AHA Socially Responsible Equity Fund
(Class I Shares)                                   Fund         New Fund(1)
                                              --------------- ----------------

Annual Fund Operating Expenses
(expenses that are deducted from Fund
assets)
---------------------------------------------
 Management Fee(2)..........................        0.75%           0.75%
 Distribution (12b-1) Fees..................        None            None
 Other Expenses(3)..........................        0.29%           0.26%
                                                    -----           -----
 Total Annual Fund Operating Expenses(4)(5).        1.04%           1.01%


----------------------------
(1) The estimates of the New Fund's operating expenses have been prepared on a pro forma basis after giving effect to the proposed reorganization.
(2) The "Management Fee" is an annual fee, payable out of the fund's net assets.
(3) Since the Socially Responsible Equity Fund commenced operations on January 1, 2005, the Other Expenses for the Fund, and thus the Total Annual Fund Operating Expenses, are estimates and may be higher or lower than shown above.
(4) The Investment Manager has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep the Class I Total Annual Fund Operating Expenses at or below 1.50%. Any fee reductions or reimbursements may be repaid to the Investment Manager within 3 years after they occur if such repayments can be achieved within the Fund's expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.
(5) The Investment Manager has contractually agreed to limit its fees or reimburse the New Fund for expenses to the extent necessary to keep the Class I Total Annual Fund Operating Expenses for the current fiscal year at or below 1.25%. Any fee reductions or reimbursements may be repaid to the Investment Manager within 3 years after they occur if such repayments can be achieved within the expense limit agreed to by the Investment Manager for the New Fund in effect at the time such expenses were incurred and if certain other conditions are satisfied.

        The examples set forth below are intended to help you compare the cost of investing in the Funds with the cost of investing in the New Funds. The examples assume that you invest $10,000 in the specified New Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that total operating expenses for each New Fund are those shown in the tables above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


Limited Maturity Fixed Income Fund                 One Year            Three Years
                                                   --------            -----------
Class A Shares..............................         $102                 $318
Class I Shares..............................         $77                  $240


AHA Limited Maturity Fixed Income Fund             One Year            Three Years
                                                   --------            -----------
Class A Shares..............................         $103                 $322
Class I Shares..............................         $78                  $243


--------------------------------------------------------------------------------


Full Maturity Fixed Income Fund                    One Year            Three Years
                                                   --------            -----------
Class A Shares..............................         $107                 $334
Class I Shares..............................         $82                  $255


AHA Full Maturity Fixed Income Fund                One Year            Three Years
                                                   --------            -----------
Class A Shares..............................         $103                 $322
Class I Shares..............................         $78                  $243

--------------------------------------------------------------------------------


Balanced Fund                                      One Year            Three Years
                                                   --------            -----------
Class I Shares..............................         $110                 $343


AHA Balanced Fund                                  One Year            Three Years
                                                   --------            -----------
Class I Shares..............................         $102                 $321

--------------------------------------------------------------------------------


Diversified Equity Fund                            One Year            Three Years
                                                   --------            -----------
Class A Shares..............................         $128                 $400
Class I Shares..............................         $103                 $322


Diversified Equity Fund                            One Year            Three Years
                                                   --------            -----------
Class A Shares..............................         $128                 $400
Class I Shares..............................         $103                 $322

--------------------------------------------------------------------------------


Socially Responsible Equity Fund                   One Year            Three Years
                                                   --------            -----------
Class I Shares..............................         $106                 $331


AHA Socially Responsible Equity Fund               One Year            Three Years
                                                   --------            -----------
Class I Shares..............................         $103                 $322


                             PROPOSED REORGANIZATION

        The Board of Directors of the Company has approved a plan to reorganize the Funds into the New Funds. To proceed, we need the approval of the shareholders of the Funds. The following pages outline the important details of the proposed reorganization.

Why Do We Want to Reorganize the Funds?

        Operating the Funds is relatively expensive in light of the current and anticipated sizes of the Funds. The Board has determined that reorganizing the Funds into the New Funds could reduce the annual operating expenses currently expensed by the Fund. The Board anticipates that these operating expenses can be reduced because the New Funds will be able to share certain operating expenses (such as counsel, directors and insurance expenses) across the larger pool of assets of the various funds comprising CNI (as of May 31, 2005, the assets of the Funds aggregated approximately $300 million and the assets of CNI were approximately $4 billion). Further, the Board believes that, because the Funds and the New Funds share the same administrator and the New Funds will have the same Investment Manager and, except for the AHA Limited Maturity Fixed Income Fund and the AHA Full Maturity Fixed Income Fund, the same sub-advisors as the Funds, the transition to operating as a series of CNI should not have any material impact on the Funds' shareholders. Finally, the Board believes that CNI may offer greater distribution capabilities for the New Funds than currently exists for the Funds, which may lead to a larger base for asset management.

        After considering the matter on several occasions, the Board of Directors determined that reorganization of the Funds into the New Funds, as separate series of CNI, would be in the best interests of the shareholders of the Funds. On May 17, 2005, the Board, including a majority of the Directors who are not "interested persons" of the Company (as defined in the 1940 Act), voted to approve the reorganization and to recommend its approval to the shareholders of the Funds. In reaching its decision, the Board considered the following factors to be of greatest importance: (1) each New Fund will have the same investment objective, strategies and policies as the corresponding existing Fund; (2) the same personnel who manage the Funds on behalf of the Investment Manager and, except for the AHA Limited Maturity Fixed Income Fund and the AHA Full Maturity Fixed Income Fund, the same sub-advisors will continue to manage the New Funds after the reorganization; (3) CNI is an existing investment company in operation since 1994 and has established Trustees, management and service providers; (4) the New Funds and the Funds utilize the same principal service providers, except that the New Funds have retained a different independent registered public accounting firm; and (5) a resulting increase in assets of a Fund could provide benefits to shareholders through economies of scale resulting in lower expense ratios for the New Funds.

        In approving the proposed reorganization, the Board of Directors of the Company and the Board of Trustees of CNI specifically determined, as required by the 1940 Act, that the proposed reorganization is in the best interest of the Funds, the New Funds, and their respective shareholders, and that the interests of the shareholders of the Funds will not be diluted as a result of the reorganization.

How Will We Accomplish the Reorganization?

        The Board of Directors of the Company has approved an Agreement and Plan of Reorganization between the Company (on behalf of the existing Funds) and CNI (on behalf of the New Funds) (the "Reorganization Agreement"). The Reorganization Agreement spells out the terms and conditions of the reorganization. A copy of the Reorganization Agreement is attached to this Proxy Statement as Exhibit A.

        Pursuant to the Reorganization Agreement, if the shareholders of the Funds approve the reorganization, the reorganization essentially will involve the following steps, which will occur more or less simultaneously:

        o First, each Fund will transfer all of its assets and liabilities to the corresponding New Fund.

        o Second, in exchange for the assets transferred to a New Fund, the existing Fund will receive shares of beneficial interest of the New Fund having a total value equal to the value of the assets the existing Fund transferred to the New Fund (net of any liabilities).

        o Third, each Fund will distribute the shares of the corresponding New Fund which it receives to its shareholders and the Company will dissolve.

        o Fourth, each New Fund will open an account for each shareholder of the corresponding, dissolving Fund, and will credit the shareholder with shares of the New Fund of the same class and having the same total value as the existing Fund shares that he or she owned on the date of the reorganization. Share certificates will not be issued.

        The shareholders of the Funds are not entitled to any preemptive or dissenters' rights. The Funds and the New Funds will bear their respective costs of the proposed reorganization, including legal, accounting and transfer agent costs, meaning that these costs are ultimately borne by the shareholders of the Funds.

        If the reorganization is approved by the Funds' shareholders, it will take place as soon as feasible. Management of the Company believes this should be accomplished by September 30, 2005. However, at any time before the reorganization the Board of Directors of the Company or the Board of Trustees of CNI may decide that it is not in the best interest of its respective shareholders to go forward.

        If the shareholders of any Fund do not approve the reorganization, or the reorganization is not completed for any other reason, the Company will continue its current form of operation until the Board of Directors of the Company determines what further action, if any, to recommend to the shareholders.

Are There Material Differences Between the Funds and the New Funds?

        Except as indicated below, there are no material differences between the existing Funds and the corresponding New Funds.

        The Board of Trustees and Officers Will Change

        The business of the Company is managed under the direction of an eight-member Board of Directors. They are identified and their backgrounds are described in the Company's Statement of Additional Information on file with the Commission. The business of CNI is managed under the direction of a four-member Board of Trustees, each of whom is independent (i.e., not an "interested person" of CNI as that term is defined in the 1940 Act). The Board of Trustees of CNI is comprised of different individuals than the Board of Directors of the Company. The members of CNI's Board of Trustees are as follows:


        Name, Address and Age                      Principal Occupation(s)
        ---------------------                        During Past 5 Years
                                                     -------------------

Irwin G. Barnet, Esq.*                Attorney and partner, Reed Smith LLP, a law firm
Reed Smith LLP                        (January, 2003-present); attorney and principal,
1901 Avenue of the Stars, #700        Crosby, Heafey, Roach & May P.C., a law firm
Los Angeles, California  90067        (September 2000-December 2002 ); attorney and


Age: 66                               principal, Sanders, Barnet, Goldman, Simons &
                                      Mosk, a law firm (prior to September 2000).

Victor Meschures                      Certified Public Accountant, Meschures, Campeas,
Meschures, Campeas, Thompson,         Thompson, Snyder and Pariser, LLP, an accounting
Snyder and Pariser, LLP               firm (1964-present).
8383 Wilshire Boulevard
Suite 500
Beverly Hills, CA 90211
Age: 67

William R. Sweet                      Retired; Executive Vice President, Union Bank of
81 Mt. Tiburon Road                   California (1985-1996).
Tiburon, California  94920
Age: 67

James Wolford**                       Chief Financial Officer, Bixby Land Company, a
CNI Charter Funds                     real estate company (September 2004-present);
400 North Roxbury Drive               Regional Financial Officer, AIMCO, a real estate
Beverly Hills, California 90210       investment trust (January 2004- September 2004);
Age: 50                               Chief Financial Officer, DBM Group, a direct
                                      mail marketing company (August 2001-
                                      January 2004); Senior Vice President and
                                      Chief Operating Officer, Forecast
                                      Commercial Real Estate Service, Inc.
                                      (January 2000- August 2001); Senior Vice
                                      President and Chief Financial Officer,
                                      Bixby Ranch Company, (1985- January 2000).

        * This Trustee's firm renders certain legal services to City National Bank ("CNB") and City National Corporation ("CNC") (the parent company of CNB), and its predecessor did so in 2002 and 2001. Total fees in 2004, 2003, and 2002 were approximately $70,100, $179,800, and $106,000, respectively. In February 2004 and February 2005, the other independent Trustees determined that Mr. Barnet should continue to be classified as a "disinterested person" of the Trust, as defined in the 1940 Act, because of his limited participation in such services, which did not involve the Trust, and because of his minimal interest in such fees.


        ** Bixby Land Company (the "Company"), of which Mr. Wolford is the Chief Financial Officer, currently has a $40 million revolving line of credit with CNB at an interest rate of 0.75% less than the prime rate, which expires in June 2007. The Company's outstanding balance was $9.9 million as of July 26, 2005. The Company also has a $10 million loan from CNB secured by an office building located in San Diego, which expires in 2012. In May, 2005, the other Independent Trustees determined that Mr. Wolford should continue to be classified as a "disinterested person" of the Trust, as defined in the 1940 Act, because CNB's existing loans to the Company had been made in the ordinary course of business and because of the minimal benefits of the loans to Mr. Wolford.

        The Quorum for Shareholder Meetings Will Change

        The Declaration of Trust of CNI provides that 33 1/3% of the shares of any New Fund constitutes a quorum at shareholder meetings of such New Fund, while the By-Laws of the Company provide that a majority of the shares of a Fund constitutes a quorum at shareholder meetings of such Fund, except in each case as otherwise required by the 1940 Act. This means that the affirmative vote of a smaller percentage of shareholders is needed to approve certain matters that may be submitted to a vote of shareholders of CNI.

        Some Share Purchase and Redemption Procedures Will Change

        As is the case for the existing Funds, the distributor for the New Funds does not charge any fees or sales charges on investments or reinvestments in shares of the New Funds. The New Funds will have substantially the same purchase and redemption procedures as the existing Funds, although the Funds and the New Funds have different policies regarding the minimum initial investment necessary to open a new account and to make subsequent investments. Each Fund requires a minimum initial investment of $1,000 for Class A shares, and $100,000 for Class I shares. The minimum initial investment in the New Funds will remain at $1,000 for Class A shares, but will be increased to $1,000,000 for Class I shares.

        The Investment Sub-Advisors For Two Funds Will Change

        The AHA Limited Maturity Fixed Income Fund and the AHA Full Maturity Fixed Income Fund will have new sub-advisors for a portion of their investment portfolios.

        The Board of Trustees of CNI has approved the retention of City National Asset Management, Inc. ("CNAM"), 400 North Roxbury Drive, Beverly Hills, California 90210, to manage a portion of the AHA Limited Maturity Fixed Income Fund's investment portfolio commencing upon the closing of the reorganization. CNAM is an affiliate of the Investment Manager. The balance of the AHA Limited Maturity Fixed Income Fund's investment portfolio will continue to be managed by the Limited Maturity Fixed Income Fund's existing sub-advisors.

        Western Asset Management Company ("Western"), 117 East Colorado Boulevard, Pasadena, California 91105, currently manages a portion of the Full Maturity Fixed Income Fund's investment portfolio. Western has notified the Full Maturity Fixed Income Fund that it will cease to act as a sub-advisor to the fund effective September 30, 2005. Western will not become a sub-advisor to the AHA Full Maturity Fixed Income Fund. The Investment Manager is actively searching for a sub-advisor to manage the portion of the AHA Full Maturity Fixed Income Fund's investment portfolio currently managed by Western. Until the Investment Manager has completed its search and the Board of Trustees has selected a new sub-advisor to manage the portion of the AHA Full Maturity Fixed Income Fund's investment portfolio currently managed by Western, such portion of the investment portfolio will be managed by the Full Maturity Fixed Income Fund's other existing sub-advisor.

        In accordance with an exemptive order obtained by CNI from the Commission, the Investment Manager may from time to time with the approval of CNI's Board of Trustees hire a sub-adviser without soliciting shareholder approval, except for any sub-advisor that is an affiliated person (as defined in the 1940 Act) of CNI or City National Bank.

        The Independent Registered Public Accounting Firm Will Change

        Almost all of the service providers to the Funds will also provide services to the New Funds. However, the New Funds will utilize the services of a different independent registered public accounting firm. Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, serves as the independent registered public accounting firm of the Funds. KPMG LLP, 355 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm of the New Funds.

What Aspects of the Funds Will Not Change as a Result of the Reorganization?

        The Investment Objective, Policies and Risks Will Not Change

        The investment objective of each Fund is identical to the investment objective of the corresponding New Fund. The investment policies, restrictions and risks of each New Fund will also be identical to the corresponding existing Fund.


        You should review the current prospectuses of the Funds dated April 8, 2005 and April 28, 2005 and review the accompanying prospectus of the New Funds dated August 24, 2005 for additional information.


        The Investment Manager Will Not Change

        CCM Advisors, LLC, 190 South LaSalle Street, Chicago, Illinois 60603, is the investment manager of the Funds and will serve as investment manager of the New Funds after the reorganization. The Investment Manager is responsible for the evaluation, selection and monitoring of each Fund's sub-advisors, and will have identical responsibilities with respect to the New Funds.

        The Investment Sub-Advisors For Most Funds Will Not Change

        Most of the sub-advisors and the investment professionals who currently manage the investment portfolios of the Funds will manage the investment portfolios of the New Funds.

        o The Patterson Capital Corporation, 2029 Century Park East #2950, Los Angeles, California 90067, manages the Limited Maturity Fixed Income Fund and, upon the closing of the reorganization, will manage a portion of the AHA Limited Maturity Fixed Income Fund. As discussed above, the Board of Trustees of CNI has approved the retention of CNAM to manage a portion of the AHA Limited Maturity Fixed Income Fund's investment portfolio commencing upon the closing of the reorganization.

        o Robert W. Baird & Company ("Baird"), 777 East Wisconsin Avenue, Suite 2100, Milwaukee, Wisconsin 53202, and Western manage the Full Maturity Fixed Income Fund. Upon the closing of the reorganization, Baird will manage at least a portion of the AHA Full Maturity Fixed Income Fund. As discussed above, Western has notified the Full Maturity Fixed Income Fund that it will cease to act as a sub-advisor to the fund effective September 30, 2005.

        o Cambiar Investors, LLC ("Cambiar"), 2401 East Second Avenue, Suite 400, Denver, Colorado 80206, Freeman Associates Investment Management LLC ("Freeman"), 16236 San Dieguito Road, Suite 220, P.O. Box 9210, Rancho Santa Fe, California 92067, and Baird manage the Balanced Fund and, upon the closing of the reorganization, will manage the AHA Balanced Fund.

        o Cambiar and Freeman manage the Diversified Equity Fund and, upon the closing of the reorganization, will manage the AHA Diversified Equity Fund.

        o SKBA Capital Management, LLC ("SKBA"), 44 Montgomery Street, San Francisco, California 94104, manages the Socially Responsible Equity Fund and, upon the closing of the reorganization, will manage the AHA Socially Responsible Equity Fund.

        The AHA Limited Maturity Fixed Income Fund and the AHA Full Maturity Fixed Income Fund will have new sub-advisors for a portion of their investment portfolios. CNAM will manage a portion of the AHA Limited Maturity Fixed Income Fund's investment portfolio commencing upon the closing of the reorganization. Western will cease to act as a sub-advisor to the Full Maturity Fixed Income Fund effective September 30, 2005, and will not become a sub-advisor to the AHA Full Maturity Fixed Income Fund. The Investment Manager is actively searching for a sub-advisor to manage the portion of the AHA Full Maturity Fixed Income Fund's investment portfolio currently managed by Western.

        CNAM and SKBA are affiliates of the Investment Manager, and their appointment as sub-advisors to any of the New Funds requires shareholder approval. SEI Investments Global Fund Services, the administrator for the Funds and the New Funds, will serve as the initial shareholder of the AHA Limited Maturity Fixed Income Fund and the AHA Socially Responsible Equity Fund, and will approve the sub-advisory agreements with CNAM and SKBA, respectively, immediately prior to the effective date of the reorganization if the reorganization is approved by the shareholders of the Funds. After such vote by the initial shareholder, and if the reorganization is approved by the shareholders of the Funds, CNAM and SKBA will serve as sub-advisors of the AHA Limited Maturity Fixed Income Fund and the AHA Socially Responsible Equity Fund, respectively.

        Most Other Fund Service Providers Will Stay the Same

        Almost all of the service providers to the Funds will also provide services to the New Funds. There will be no material differences between the fees charged by these service providers to the Funds and the New Funds.

        o SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as administrator of the Funds and the New Funds.

        o Wachovia Bank, N.A., 530 Walnut Street, Philadelphia, Pennsylvania 19101, serves as the custodian of the Funds and the New Funds.

        o Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101, serves as the transfer agent of the Funds and the New Funds.

        o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the distributor of the Funds and the New Funds.

        However, the New Funds will utilize the services of a different independent registered public accounting firm. Ernst & Young LLP serves as the independent registered public accounting firm of the Funds, while KPMG LLP serves as the independent registered public accounting firm of the New Funds.

        The Total Value of Your Fund Shares Will Not Be Affected

        On the day of the reorganization, you will receive shares of the corresponding New Fund of the same class and having the same total value as your shares of the Fund. The number of New Fund shares you receive, and their per share price, will also be the same as your shares of the corresponding Fund.

        The Reorganization Will Have No Material Federal Income Tax Consequences


        When the reorganization takes place, the Company and CNI will receive an opinion of counsel that the reorganization will qualify as a "reorganization" within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Code"), with each Fund and each New Fund being a "party to a reorganization" within the meaning of Section 368(b) of the Code. As a result, the reorganization will be tax-free for federal income tax purposes for each Fund, each New Fund and their respective shareholders. Following the reorganization, the adjusted federal tax basis of your New Fund shares will be the same as the adjusted basis of your Fund shares before the reorganization. The Limited Maturity Fixed Income Fund had a capital loss carryover as of June 30, 2005. The Board believes that the AHA Limited Maturity Fixed Income Fund will succeed to this capital loss carryover in the proposed reorganization based on the opinion of counsel it will receive with respect to the federal income tax consequences of the reorganization.


        The Company and CNI have not sought, and will not seek, a private ruling from the Internal Revenue Service ("IRS") with respect to the federal income tax consequences of the reorganization. The opinion of counsel with respect to the federal income tax consequences of the reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own tax advisers concerning the potential tax consequences of the reorganization to them, including any applicable foreign, state or local income tax consequences.

        The New Funds Will Pay Dividends on the Same Schedule as the Funds

        As is the case for the Fund, all dividends, if any, paid by the New Fund will be reinvested in shares of the New Fund unless you request otherwise in writing. If you have such a request on file for the Fund, it will be applied to your New Fund shares.

        The Funds' Form of Organization and Governing Law Will Change

        CNI is a statutory trust organized in Delaware. The Company is a corporation organized in Maryland. The operations of the New Funds, like those of the existing Funds, are subject to the provisions of the 1940 Act and to the rules and regulations of the Commission.

        CNI is authorized to issue an unlimited number of shares of beneficial interest with respect to the New Funds. The Company's Articles of Incorporation authorize the issuance of a certain number of shares, which may be increased or decreased by the Company's Board of Directors without shareholder approval. The shares of each series and class of both CNI and the Company have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of its Board of Directors or Board of Trustees, as applicable, can elect all of the directors or trustees if they choose to do so. On each matter submitted to a vote of the shareholders of CNI or the Company, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). Shares of all series and classes of both CNI and the Company vote together as a single class except when otherwise required by law, when only the interest of a particular class is affected, or as otherwise determined by the Board of Directors or Board of Trustees, as applicable.

        The rights of the shareholders under the charter documents of the Company and CNI are substantially similar. However, a majority of the members of the Board of Directors of the Company must vote to approve matters before the Board of Directors whereas the Board of Trustees of CNI may act by vote of a majority of a quorum. The Declaration of Trust of CNI provides that 33 1/3% of the shares of the New Fund constitutes a quorum at shareholder meetings, while the By-Laws of the Company provide that a majority of the shares of a Fund constitutes a quorum for a shareholder meeting of the Company.

How Will the Capitalization of the New Funds Compare with the Corresponding Existing Funds?

        The following table sets forth as of May 31, 2005: (i) the capitalization of each existing Fund, and (ii) the pro forma capitalization of each New Fund, as adjusted to give effect to the proposed reorganization.

                                 Current Fund (Class)            New Fund (Class)
                             ---------------------------- ------------------------------
---------------------------- ---------------------------- ------------------------------

                               Limited Maturity Fixed      AHA Limited Maturity Fixed
                                     Income Fund                   Income Fund

                                   Class A Shares                Class A Shares

Aggregate Net Assets                    $1,066,683.97                  $1,066,683.97
Shares Outstanding                        100,439.469                    100,439.469
Net Asset Value Per Share                      $10.62                         $10.62

                                   Class I Shares                Class I Shares

Aggregate Net Assets                  $133,494,285.62                $133,494,285.62
Shares Outstanding                     12,575,927.296                 12,575,927.296
Net Asset Value Per Share                      $10.62                         $10.62

                                  All Share Classes             All Share Classes

Aggregate Net Assets                  $134,560,969.59                $134,560,969.59
Shares Outstanding                     12,676,366.765                 12,676,366.765
---------------------------- ---------------------------- ------------------------------

---------------------------- ---------------------------- ------------------------------

                             Full Maturity Fixed Income      AHA Full Maturity Fixed
                                        Fund                       Income Fund

                                   Class A Shares                Class A Shares

Aggregate Net Assets                      $132,805.61                    $132,805.61
Shares Outstanding                         12,670.513                     12,670.513
Net Asset Value Per Share                      $10.48                         $10.48

                                   Class I Shares                 Class I Shares

Aggregate Net Assets                   $31,704,364.00                 $31,704,364.00
Shares Outstanding                      3,025,909.170                  3,025,909.170
Net Asset Value Per Share                      $10.48                         $10.48

                                   All Share Classes             All Share Classes

Aggregate Net Assets                   $31,837,169.61                 $31,837,169.61
Shares Outstanding                      3,038,579.683                  3,038,579.683
---------------------------- ---------------------------- ------------------------------

---------------------------- ---------------------------- ------------------------------
                                   Balanced Fund*              AHA Balanced Fund*

                                   Class I Shares                Class I Shares

Aggregate Net Assets                   $17,971,595.81                 $17,971,595.81
Shares Outstanding                      1,879,826.835                  1,879,826.835
Net Asset Value Per Share                       $9.56                          $9.56
---------------------------- ---------------------------- ------------------------------


---------------------------- ---------------------------- ------------------------------
                               Diversified Equity Fund     AHA Diversified Equity Fund

                                   Class A Shares                Class A Shares

Aggregate Net Assets                    $8,603,834.21                  $8,603,834.21
Shares Outstanding                        517,074.180                    517,074.180
Net Asset Value Per Share                      $16.64                         $16.64

                                   Class I Shares                Class I Shares

Aggregate Net Assets                   $81,151,619.91                 $81,151,619.91
Shares Outstanding                      4,887,848.679                  4,887,848.679
Net Asset Value Per Share                      $16.60                         $16.60

                                  All Share Classes             All Share Classes

Aggregate Net Assets                   $89,755,454.12                 $89,755,454.12
Shares Outstanding                      5,404,922.859                  5,404,922.859
---------------------------- ---------------------------- ------------------------------


---------------------------- ---------------------------- ------------------------------
                                Socially Responsible        AHA Socially Responsible
                                    Equity Fund*                  Equity Fund*

                                   Class I Shares                Class I Shares

Aggregate Net Assets                   $20,304,851.72                 $20,304,851.72
Shares Outstanding                      2,107,151.309                  2,107,151.309
Net Asset Value Per Share                       $9.64                          $9.64
---------------------------- ---------------------------- ------------------------------


* The Existing Fund currently has only one class of shares outstanding and the New Fund will have only one class of shares outstanding immediately after the reorganization.

                          VOTING AND MEETING PROCEDURES

How to Vote

        This proxy is being solicited by the Board of Directors of the Company. You can vote by mail or in person at the Meeting.

        To vote by mail, sign and send us the enclosed Proxy voting card in the postage paid return envelope provided. If you vote by Proxy, you can revoke your Proxy by notifying the Secretary of the Company in writing, or by returning a Proxy with a later date. You also can revoke a Proxy by voting in person at the Meeting. Even if you plan to attend the Meeting and vote in person, please return the enclosed Proxy card. This will help us ensure that an adequate number of shares are present at the Meeting.

    THE BOARD OF DIRECTORS OF THE COMPANY RECOMMENDS THAT YOU VOTE "FOR" THE
                            PROPOSED REORGANIZATION.

Proxy Solicitation

        In addition to the solicitation of proxies by mail, officers and employees of the Company and the Investment Manager, without additional compensation, may solicit proxies in person or by telephone. The Investment Manager will reimburse banks, brokerage houses and other custodians, nominees and fiduciaries for the costs of forwarding soliciting materials to beneficial owners of shares entitled to vote at the Meeting.

Quorum Requirements

        The presence in person or by proxy of a majority of the outstanding shares of a Fund entitled to vote will constitute a quorum for the Meeting. If a quorum is not present, sufficient votes are not received by the date of the Meeting, or the holders of shares present in person or by proxy determine to adjourn the Meeting for any other reason, a person named as proxy may propose one or more adjournments from time to time to permit further solicitation of proxies. Each Fund will count all shares represented by proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which instructions have not been received from the beneficial owners or the person entitled to vote, and the broker or nominee does not have discretionary voting power on the matter) as shares that are present and entitled to vote for purposes of determining a quorum. A majority of shares represented at the meeting can adjourn the meeting. The persons named as proxies will vote in favor of adjournment those shares which they represent if adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal. "Broker non-votes" will have the effect of votes against the proposal in connection with any motion for adjournment.

Vote Required

        Each Fund will be reorganized only if the reorganization is approved by a majority of its outstanding voting securities. Each Fund will count the total number of votes cast "for" approval of the reorganization to determine whether sufficient affirmative votes have been cast. Assuming the presence of a quorum, abstentions and broker non-votes have the effect of a negative vote. None of the Funds will be reorganized unless the reorganization is approved by the shareholders of each Fund.

Shareholders Entitled to Vote

        Shareholders of the Funds at the close of business on July 18, 2005 will be entitled to be present and vote at the Meeting. Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. As of that date, the following numbers of shares were outstanding for each Fund:

Fund                                     Shares Outstanding and Entitled to Vote
----                                     ---------------------------------------
Limited Maturity Fixed Income Fund                    3.067,551.936
Full Maturity Fixed Income Fund                       12,146,168.109
Balanced Fund                                         1,880,166.614
Diversified Equity Fund                               5,391,597.675
Socially Responsible Equity Fund                      2,120,327.951

        As of March 31, 2005, Baptist Health Care Corporation ("Baptist") may be deemed to control the Balanced Fund and the Full Maturity Fixed Income Fund by virtue of owning more than 25% of the outstanding shares of such Funds. Baptist owned of record and beneficially owned directly 95.7% and 34.3% of the outstanding shares of the Balanced Fund and the Full Maturity Fixed Income Fund, respectively. As of March 31, 2005, BNY Western Trust Company ("BNY") may be deemed to control the Limited Maturity Fixed Income Fund by virtue of owning more than 25% of the Fund's outstanding shares. BNY owned of record and beneficially owned directly 25.7% of the outstanding shares of the Limited Maturity Fixed Income Fund. These control relationships will continue to exist until such time as each of the above-described share ownerships represents 25% or less of the outstanding shares of the respective Funds. Through the exercise of voting rights with respect to shares of the Fund, the controlling person set forth above may be able to determine the outcome of shareholder voting on matters to which approval of shareholders is required.

        The following table shows, to the knowledge of management of the Company and CNI, the percentage of the total shares of each Fund own of record at the close of business of March 31, 2005 by persons owning of record more than 5% of the outstanding shares of such Fund.

                       Limited Maturity Fixed Income Fund

                                                             Percentage of Total
Shareholder                                 Class             Outstanding Shares
-----------                                 ------            ------------------

BNY Western Trust Company                      I                    25.7%
700 S Flower St., Suite 500
Los Angeles, CA 90017-4107

Sherman Hospital                               I                    17.9%
934 Center St.
Elgin, IL 60120-2198

Lewistown Hospital                             I                     9.8%
400 Highland Avenue
Lewiston, PA 17044-1167

Vail Valley Medical Center                     I                     8.5%
PO Box 40000
Vail, CO 81658-7520

Sharp Healthcare                               I                     7.4%
8695 Spectrum Center Blvd.
San Diego, CA 92123-1489

National Financial Services LLC                A                    90.6%
1 World Financial Center
200 Liberty Street
New York, NY 10281-1003

Convergent Capital Management LLC              A                     9.4%
190 S LaSalle Street, Suite 2800
Chicago, IL 60603-3416

                         Full Maturity Fixed Income Fund
                                                             Percentage of Total
Shareholder                                 Class             Outstanding Shares
-----------                                 ------            ------------------

Baptist Health Care Corporation                I                    34.3%
1000 W Moreno St.
P.O. Box 17500 Pensacola, FL 32522-7500

Lewistown Hospital                             I                    15.4%
400 Highland Avenue
Lewistown, PA 17044-1167

Dearborn County Hospital                       I                    15.0%
600 Wilson Creek Rd.
Lawrenceburg, IN 47025-2751

Vail Valley Medical Center                     I                    10.6%
P.O. Box 40000
Vail, CO  81658-7520

Banctrust Co Tr                                I                     7.9%
PO Box 469
Brewton, AL  36427-0469

Wabash County Hospital                         I                     5.8%
710 N East St.
Wabash, IN 46992-1924

City National Bank                             A                     100%
PO Box 60520
Los Angles, CA  90060-0520

                                  Balanced Fund
                                                             Percentage of Total
Shareholder                                 Class             Outstanding Shares
-----------                                 ------            ------------------
Baptist Health Care Corporation                I                    95.7%
1000 W Moreno St.
P.O. Box 17500
Pensacola, FL 32522-7500

                             Diversified Equity Fund
                                                             Percentage of Total
Shareholder                                 Class             Outstanding Shares
-----------                                 ------            -----------------
Grande Ronde Hospital & Endowment              I                   13.9%
900 Sunset Dr.
La Grande, OR  97850-1362

Baptist Health Care Corporation                I                   13.5%
1000 W Moreno Street
Pensacola, FL  32522-7500

Lewistown Hospital                             I                   10.2%
400 Highland Ave
Lewistown, PA  17044

Dearborn County Hospital                       I                    7.5%
600 Wilson Creek Rd.
Lawrenceburg, IN  47025-2751

Banctrust Co Tr                                I                    5.8%
P.O. Box 469
Brewton AL  36427

Jupiter & Co                                   I                    5.4%
c/o Investors Bank & Trust
200 Clarendon St # 090

                             Diversified Equity Fund
                                                             Percentage of Total
Shareholder                                 Class             Outstanding Shares
-----------                                 ------            -----------------

Boston MA  02116-5021

The Saratoga Hospital                          I                    5.1%
211 Church St.
Saratoga Springs, NY 12866-1046

Shirley Lindsay Trust                          A                   12.4%
P.O. Box 7127
Indian Lk Est, FL  33855-7127

Institutional Portfolio Services               A                    8.0%
324 Sheridan Rd.
Kenilworth, IL  60043-1219

Lehman Brothers                                A                    6.7%
70 Hudson Street, Floor 7
Jersey City, NJ 07302-6599

National Financial Services LLC                A                    6.4%
1 World Financial Center
200 Liberty Street
New York, NY  10281-1003

B P Pai Trust                                  A                    6.2%
324 Sheridan Rd.
Kenilworth, IL  60043-1219

Frank Lindsay Trust                            A                    5.2%
PO Box 92956
Chicago, IL  60675

Citigroup Global Markets, Inc.                 A                    5.2%
333 W 34th Street
New York, NY 10001-2402

                        Socially Responsible Equity Fund
                                                             Percentage of Total
Shareholder                                 Class             Outstanding Shares
-----------                                 ------            ------------------
Investors Bank & Trust Co.                     I                    99.5%
4 Manhanttanville Road
Purchase, NY  10577-2139


        The Directors and officers of the Company as a group owned beneficially less than 1% of each Fund's outstanding shares as of March 31, 2005.

                               GENERAL INFORMATION

        The persons named in the accompanying Proxy will vote in each case as directed in the Proxy, but in the absence of any direction, they intend to vote FOR the proposed reorganization and may vote in their discretion with respect to other matters that may be presented to the Meeting.

Other Matters to Come Before the Meeting

        Management of the Company does not know of any matters to be presented at the Meeting other than those described in this Proxy Statement. If other business should properly come before the Meeting, the Proxy holders will vote on them in accordance with their best judgment.

Shareholder Proposals

        The Meeting is a special meeting of shareholders of the Funds. The Company is not required, nor does it intend, to hold regular annual meetings of the Funds' shareholders. If such a meeting is called, any shareholder who wishes to submit a proposal for consideration at the meeting should submit the proposal promptly to the Secretary of the Company. Any proposal to be considered for submission to shareholders must comply with applicable federal and state laws.

                                  LEGAL MATTERS

        Certain legal matters concerning CNI and its participation in the reorganization, the issuance of shares of the New Funds in connection with the reorganization and the tax consequences of the reorganization will be passed upon by Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, California 90071. Certain legal matters concerning the Company and its participation in the reorganization will be passed upon by Bell, Boyd & Lloyd LLC, 70 West Madison Street, Suite 3100, Chicago, Illinois 60602.

                              FINANCIAL STATEMENTS

        The audited annual financial statements and financial highlights of the Funds for the year ended June 30, 2004 and the unaudited financial statements and financial highlights for the six months ended December 31, 2004 are incorporated by reference into the Statement of Additional Information to this Combined Prospectus and Proxy Statement. The audited annual financial statements and financial highlights of the Funds for the year ended June 30, 2004 have been audited by Ernst & Young LLP, independent registered public accountants, to the extent indicated in their report thereon, and have been incorporated by reference in reliance upon such report given upon the authority of such firm as an expert in accounting and auditing. KPMG LLP will act as independent registered public accountants of the New Funds.

                           INFORMATION FILED WITH THE
                       SECURITIES AND EXCHANGE COMMISSION

        This Combined Prospectus and Proxy Statement and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports which CNI and the Company have filed with the Securities and Exchange Commission pursuant to the requirements of the Securities Act of 1933 and the 1940 Act, to which reference is hereby made. The Commission file numbers for CNI's registration statement containing the current Prospectus and Statement of Additional Information for the New Funds, dated August 24, 2005, are Registration No. 811-07923 and Registration No. 333-16093. Such Prospectus and Statement of Additional Information are incorporated herein by reference. The Commission file numbers for the Company's registration statements containing the current Prospectuses and Statements of Additional Information for the Funds, dated April 8, 2005 and April 28,2005, are Registration No. 811-05534 and Registration No. 033-21969. Such Prospectuses and Statement of Additional Information are also incorporated herein by reference.


        CNI and the Company are subject to the informational requirements of the Securities and Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports, proxy material and other information with the Commission. These documents can be inspected and copied at the public reference facilities maintained by the Commission in Washington, D.C., at 100 F Street, N.E., Washington, D.C. 20549 (for hours of operation call 1-202-942-8090). You may retrieve text-only copies at no charge from the "EDGAR" database on the Commission's website at http://www.sec.gov. You also may get copies for a fee by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or by e-mail to the Commission at publicinfo@sec.com.

        PLEASE SIGN AND RETURN THE ENCLOSED PROXY PROMPTLY TO ASSURE A QUORUM AT THE MEETING.

                                            Timothy G. Solberg
                                            Secretary

                                CNI CHARTER FUNDS
                             400 North Roxbury Drive
                             Beverly Hills, CA 90210

                       STATEMENT OF ADDITIONAL INFORMATION


                                 August 24, 2005

        This Statement of Additional Information (the "SAI") is not a prospectus but should be read in conjunction with the Combined Prospectus and Proxy Statement dated August 24, 2005 ("Prospectus"), for the Annual Meeting of Shareholders of the Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund, Balanced Fund, Diversified Equity Fund, and Socially Responsible Equity Fund series (the "Funds") of AHA Investment Funds, Inc., a Maryland corporation, to be held on September 28, 2005. Copies of the Prospectus may be obtained at no charge by calling the Funds at 1 (800) 445-1341.


        This SAI, relating specifically to the proposed reorganization of the Funds into the newly established AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, AHA Diversified Equity Fund, and AHA Socially Responsible Equity Fund series (the "New Funds") of CNI Charter Funds (the "Trust"), a Delaware statutory trust, consists of this cover page and the following described documents, each of which is incorporated by reference herein:


        1. The Statement of Additional Information of the New Funds dated August 24, 2005;


        2. The Annual Report to Shareholders of the Trust for the period ended September 30, 2004;

        3. The Semi-Annual Report to Shareholders of the Trust for the period ended March 31, 2005;

        4. The Annual Report to the Shareholders of the Funds for the period ended June 30, 2004; and

        5. The Semi-Annual Report to Shareholders of the Funds for the period ended December 31, 2004.

        Pro forma financial statements are not included since the Funds are being reorganized into the New Funds, which do not have material assets or liabilities.